UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Real Assets Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Villager, CO 80111
    (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL

REAL ASSETS FUND LLC

Semi-Annual Report

September 30, 2017

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Real Assets Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments                   ......................................................................      2-4

Notes to Financial Statements              ................................................................    10-14

Additional Information           ...................................................................... 15

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•   Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•   Written and electronic correspondence, including telephone contacts; and

•   Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2017 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 26.7% (Note 6)				Energy-Alternate Sources – 0.2%
			34,900	Pattern Energy Group, Inc. .........................................	$ 841,090
25,484	BTG Pactual Open Ended Core US Timberland
	Fund LP.....................................................................	$ 25,000,075		Food-Miscellaneous/Diversified – 0.7%
80,000,000	RMS Evergreen US Forestland Fund LP.....................	80,000,000	5,000	Danone SA ...................................................................	392,211
	Total Private Investment Funds................................	105,000,075	7,500	General Mills, Inc.........................................................	388,200
	(Cost $105,000,000)		3,300	Ingredion, Inc................................................................	398,112
			5,000	Kraft Heinz Co. ............................................................	387,750
Common Stocks – 11.2%			9,700	Mondelez International, Inc.........................................	394,402
			4,700	Nestle SA.......................................................................	393,628
	Agricultural Chemicals – 0.6%		165,100	Wilmar International, Ltd............................................	387,053
3,600	Agrium, Inc. ..................................................................	385,808			2,741,356
11,000	CF Industries Holdings, Inc. ........................................	386,760
3,300	Monsanto Co. ................................................................	395,406		Forestry – 0.7%
18,500	Mosaic, Co. ...................................................................	399,415	15,000	Deltic Timber Corp.......................................................	1,326,450
20,400	Potash Corp. of Saskatchewan, Inc. ............................	392,713	22,600	West Fraser Timber Co., Ltd.......................................	1,304,107
8,400	Yara International ASA ................................................	376,204			2,630,557
		2,336,306
				Gas Distribution – 0.9%
	Agricultural Operations – 0.4%		77,800	Beijing Enterprises Holdings, Ltd...............................	418,301
9,000	Archer-Daniels-Midland Co. .......................................	382,590	69,000	China Gas Holdings, Ltd. ............................................	206,693
5,500	Bunge, Ltd......................................................................	382,030	102,500	China Resources Gas Group, Ltd................................	356,905
363,700	IOI Corp. Bhd ...............................................................	391,047	52,800	ENN Energy Holdings, Ltd..........................................	382,570
67,200	Kuala Lumpur Kepong Bhd .........................................	390,866	79,300	National Grid, PLC ......................................................	982,497
		1,546,533	10,400	Sempra Energy .............................................................	1,186,952
					3,533,918
	Airport Development/Maintenance – 0.5%
150,300	Auckland International Airport, Ltd. ...........................	699,135		Non-hazardous Waste Disposal – 0.1%
3,100	Flughafen Zurich AG ...................................................	701,089	579,700	China Water Affairs Group, Ltd. ................................	411,124
60,700	Grupo Aeroportuario Del Pacifico SAB De CV .........	621,667
		2,021,891		Pipelines – 1.6%
			30,900	APA Group....................................................................	202,387
	Building & Construction-Miscellaneous – 0.3%		13,200	Inter Pipeline, Ltd. .......................................................	273,468
5,900	Eiffage SA .....................................................................	610,850	82,100	Kinder Morgan, Inc......................................................	1,574,678
27,900	Ferrovial SA ..................................................................	614,156	23,000	Pembina Pipeline Corp.................................................	807,005
		1,225,006	12,500	Targa Resources Corp. ................................................	591,250
			36,400	Transcanada Corp.........................................................	1,799,069
	Building-Heavy Construction – 0.2%		39,600	Williams Cos., Inc. ......................................................	1,188,396
55,600	Obrascon Huarte Lain SA ** .......................................	200,820			6,436,253
	Promotora Y Operadora De Infraestructura SAB
56,700	De CV........................................................................	598,635		Public Thoroughfares – 0.4%
		799,455	29,800	Abertis Infraestructuras SA .........................................	602,268
			37,300	Groupe Eurotunnel SE..................................................	449,663
	Chemicals-Diversified – 0.2%		268,700	Jiangsu Expressway Co., Ltd. .....................................	411,395
4,600	FMC Corp. ....................................................................	410,826			1,463,326
15,000	K+S AG .........................................................................	408,640
		819,466		Transport-Rail – 0.7%
			7,400	Canadian National Railway Co...................................	613,113
	Electric-Distribution – 0.4%		2,400	Canadian Pacific Railway, Ltd....................................	403,119
22,100	FMC Corp. ....................................................................	402,414	7,400	East Japan Railway Co.................................................	682,950
16,600	K+S AG .........................................................................	950,191	8,700	Union Pacific Corp.......................................................	1,008,939
		1,352,605	2,900	West Japan Railway Co................................................	201,589
					2,909,710
	Electric-Integrated – 2.7%
13,600	Ameren Corp. ................................................................	786,624		Water – 0.6%
20,600	American Electric Power Co., Inc................................	1,446,944		Cia De Saneamento Basico Do Estado De Sao
25,900	CMS Energy Corp.........................................................	1,199,688	64,200	Paulo, ADR..............................................................	671,532
18,500	Edison International ......................................................	1,427,645	720,700	Guangdong Investment, Ltd. .......................................	1,027,779
13,200	Eversource Energy ........................................................	797,808	37,900	Pennon Group, PLC......................................................	404,764
28,800	Firstenergy Corp. ..........................................................	887,904	13,700	Severn Trent, PLC .......................................................	398,919
8,300	Nextera Energy, Inc. .....................................................	1,216,365			2,502,994
22,900	PG&E Corp. ..................................................................	1,559,261		Total Common Stocks................................................	44,100,489
25,500	Xcel Energy, Inc. ..........................................................	1,206,660		(Cost $44,451,027)
		10,528,899

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2017 (Unaudited) (continued)

Shares		Value	Par		Value
Real Estate Investment Trust – 2.0%				Machinery-Construction & Mining – 0.0%
				Terex Corp.,
	REITS-Diversified – 2.0%		$ 125,000	5.63%, 2/1/2025 .......................................................	$ 131,875
12,700	American Tower Corp., REIT......................................	$ 1,735,836
105,100	Catchmark Timber Trust, Inc., REIT ..........................	1,325,311		Non-hazardous Waste Disposal – 0.3%
25,800	Potlatch Corp., REIT.....................................................	1,315,800		Republic Services, Inc.,
45,200	Rayonier, Inc., REIT ....................................................	1,305,828	1,000,000	5.50%, 9/15/2019 .....................................................	1,067,147
4,300	SBA Communications Corp., REIT**.........................	619,415
38,700	Weyerhaeuser Co., REIT .............................................	1,316,961		Pipelines – 1.4%
		7,619,151		Antero Midstream Partners LP / Antero Midstream
	Total Real Estate Investment Trust..........................	7,619,151		Finance Corp.,
	(Cost $7,600,842)		575,000	5.38%, 9/15/2024 .....................................................	598,000
				Blue Racer Midstream, LLC / Blue Racer Finance
Par				Corp.,
Corporate Debt – 7.8%			100,000	6.13%, 11/15/2022 ..................................................	104,250
				Crestwood Midstream Partners LP / Crestwood
	Cable/Satellite TV – 1.0%			Midstream Finance Corp.,
	CCO Holdings, LLC / CCO Holdings Capital Corp.,		350,000	6.25%, 4/1/2023 .......................................................	362,688
$ 1,750,000	5.88%, 5/1/2027 .......................................................	1,837,500		Enbridge Energy Partners LP,
	Comcast Corp.,		250,000	5.20%, 3/15/2020 .....................................................	266,306
875,000	3.15%, 2/15/2028 .....................................................	872,922		Energy Transfer LP,
	CSC Holdings, LLC,		650,000	4.15%, 10/1/2020 .....................................................	679,305
1,100,000	5.25%, 6/1/2024 .......................................................	1,115,125		Kinder Morgan, Inc.,
		3,825,547	275,000	3.05%, 12/1/2019 .....................................................	280,113
				MPLX LP,
	Cellular Telecom – 0.1%		1,600,000	4.88%, 12/1/2024 .....................................................	1,726,639
	T-Mobile USA, Inc.,			Targa Resources Partners LP / Targa Resources
350,000	6.50%, 1/15/2026 .....................................................	387,188		Partners Finance Corp.,
			400,000	5.25%, 5/1/2023 .......................................................	409,000
	Electric-Integrated – 1.3%		675,000	5.38%, 2/1/2027 .......................................................	706,219
	AES Corp.,			Williams Partners LP,
225,000	6.00%, 5/15/2026 .....................................................	243,281	250,000	5.25%, 3/15/2020 .....................................................	268,489
	AES Corp., VA,				5,401,009
275,000	4.88%, 5/15/2023 .....................................................	284,625
	Appalachian Power Co.,			REITS-Diversified – 1.2%
1,125,000	4.60%, 3/30/2021 .....................................................	1,208,493		American Tower Corp., REIT,
	CMS Energy Corp.,		1,175,000	3.40%, 2/15/2019 .....................................................	1,196,833
1,075,000	8.75%, 6/15/2019 .....................................................	1,193,216		Crown Castle International Corp., REIT,
	Dominion Energy, Inc.,		275,000	3.40%, 2/15/2021 .....................................................	283,348
200,000	6.40%, 6/15/2018 .....................................................	206,372	600,000	4.45%, 5/15/2047 .....................................................	615,431
	Duke Energy Corp.,			Cyrusone LP / Cyrusone Finance Corp., REIT,
275,000	1.80%, 9/1/2021 .......................................................	269,701	200,000	5.38%, 3/15/2017 .....................................................	215,000
	Southern Co.,			SBA Communications Corp., REIT,
1,200,000	1.85%, 7/1/2019 .......................................................	1,199,901	1,775,000	4.88%, 9/1/2024 .......................................................	1,830,469
575,000	3.25%, 7/1/2026 .......................................................	569,482		Weyerhaeuser Co., REIT,
		5,175,071	400,000	7.38%, 3/15/2032 .....................................................	556,260
					4,697,341
	Energy-Alternate Sources – 0.1%
	Pattern Energy Group, Inc.,			Rental Auto/Equipment – 0.4%
375,000	5.88%, 2/1/2024 .......................................................	397,500		United Rentals North America, Inc.,
			1,150,000	5.75%, 11/15/2024 ..................................................	1,224,750
	Independent Power Producer – 0.5%		450,000	5.50%, 5/15/2027 .....................................................	480,938
	NRG Energy, Inc.,				1,705,688
400,000	6.63%, 1/15/2027 .....................................................	421,000
	NRG Yield Operating, LLC,			Telephone-Integrated – 0.6%
1,550,000	5.38%, 8/15/2024 .....................................................	1,635,250		Centurylink, Inc.,
		2,056,250	750,000	7.65%, 3/15/2042 .....................................................	658,125
				Level 3 Financing, Inc.,
	Internet Connective Services – 0.4%		675,000	5.38%, 5/1/2025 .......................................................	695,672
	Zayo Group, LLC / Zayo Capital, Inc.,		425,000	5.25%, 3/15/2026 .....................................................	436,556
650,000	6.00%, 4/1/2023 .......................................................	689,812		Sprint Capital Corp.,
950,000	5.75%, 1/15/2027 .....................................................	1,009,375	325,000	6.88%, 11/15/2028 ..................................................	364,812
		1,699,187			2,155,165

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2017 (Unaudited) (continued)

Par		Value		% of Net
	Transport-Rail – 0.5%		Industry	Assets
	CSX Corp.,		Short-Term Investment............................................	51.5%
$ 1,700,000	3.70%, 10/30/2020 ..................................................	$ 1,772,410	Diversified................................................................	26.7%
	Watco Cos., LLC / Watco Finance Corp.,		Electric-Integrated....................................................	4.0%
100,000	6.38%, 4/1/2023 .......................................................	104,250	REITS-Diversified...................................................	3.2%
		1,876,660	Pipelines....................................................................	3.0%
	Total Corporate Debt..................................................	30,575,628	Transport-Rail..........................................................	1.2%
	(Cost $30,604,149)		Cable/Satellite TV....................................................	1.0%
			Gas Distribution.......................................................	0.9%
			Food-Miscellaneous/Diversified.............................	0.7%
Shares			Forestry.....................................................................	0.7%
Short-Term Investment – 51.5%			Agricultural Chemicals............................................	0.6%
			Water.........................................................................	0.6%
	Morgan Stanley Institutional Liquidity Fund-		Telephone-Integrated...............................................	0.6%
202,639,065	Treasury Securities Portfolio..............................	202,639,065	Independent Power Producers.................................	0.5%
	(Cost $202,639,065)		Airport Development/Maintenance........................	0.5%
			Rental Auto/Equipment...........................................	0.4%
	Total Investments – 99.2%....................................	389,934,408	Internet Connective Services...................................	0.4%
	(Cost $390,295,083)		Agricultural Operations...........................................	0.4%
			Non-hazardous Waste Disposal..............................	0.4%
	Other Assets Net of Liabilities – 0.8% ...............	3,283,397	Public Thoroughfares...............................................	0.4%
	Net Assets – 100.0%...............................................	393,217,805	Electric-Distribution................................................	0.4%
			Energy-Alternative Sources....................................	0.3%
			Building & Construction-Miscellaneous................	0.3%
*	Non-Tradable Securities.		Chemicals-Diversified.............................................	0.2%
**	Non-income producing security.		Building-Heavy Construction.................................	0.2%
			Cellular Telecom......................................................	0.1%
	Portfolio Abbreviations:		Machinery-Construction & Mining........................	0.0%
	ADR– American Depository Receipt		Other Assets Net of Liabilities................................	0.8%
	LP – Limited Partnership		Total..........................................................................	100.0%
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 390,295,083
..... Net unrealized depreciation.....................................................................................................................	(360,675)
..... Total investment in securities, at fair value..............................................................................................	389,934,408

Cash............................................................................................................................................................	80,026,503

Receivables for:
Dividends and interest..............................................................................................................................	460,352
Fund shares sold.......................................................................................................................................	8,056,403
Reclaims..................................................................................................................................................	355
Total receivables..........................................................................................................................................	8,517,110
Prepaid expenses	23,864
Total Assets............................................................................................................................................	478,501,885

LIABILITIES:
Due to custodian – foreign currency (Cost $785,470)	786,699

Payables for:
Investments purchased..............................................................................................................................	84,375,336
Adviser fees, net.......................................................................................................................................	86,690
Administrative fees..................................................................................................................................	5,128
Audit and tax fees....................................................................................................................................	3,333
Custodian fees..........................................................................................................................................	3,967
Directors’ fees	6,028
Legal fees................................................................................................................................................	3,333
Printing fees.............................................................................................................................................	2,000
Transfer agent fees	3,733
Accrued expenses and other liabilities.......................................................................................................	7,833
Total Liabilities......................................................................................................................................	85,284,080
Commitments and Contingent Liabilities (Note 6)
NET ASSETS.............................................................................................................................................

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	395,595,912
Accumulated net investment loss..................................................................................................................	(3,491)
Accumulated net realized loss on investments and foreign currency...............................................................	(13,063)
Net unrealized depreciation on investments and foreign currency..................................................................	(361,553)

TOTAL NET ASSETS...............................................................................................................................	$ 393,217,805

Net Assets................................................................................................................................................	$ 393,217,805
Shares of beneficial interest outstanding (unlimited authorization).............................................................	15,746,416
`	$ 24.97
Net asset value price per share (Net Assets/Shares Outstanding) *..........................................................

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Operations

Period from September 18, 2017 (Inception) to September 30, 2017 (Unaudited)

Investment Income:
Dividends income....................................................................................................................................	$ 111,786
Interest income.........................................................................................................................................	13,464
Less: foreign taxes withheld.....................................................................................................................	(4,595)
Total Investment Income...........................................................................................................................	120,655

Expenses:
Adviser fees (Note 3)...............................................................................................................................	98,824
Administrative fees..................................................................................................................................	5,128
Directors’ fees (Note 3)............................................................................................................................	6,028
Transfer agent fees...................................................................................................................................	3,733
Custodian fees..........................................................................................................................................	3,967
Registration fees.......................................................................................................................................	2,100
Audit and tax fees....................................................................................................................................	3,333
Legal fees................................................................................................................................................	3,333
Printing....................................................................................................................................................	2,000
Insurance fees..........................................................................................................................................	2,667
Other expenses.........................................................................................................................................	5,167
136,280

Fees waived or reimbursed by Adviser (Note 3)	(12,134)
Net Investment Loss...................................................................................................................................	(3,491)

Net Realized and Unrealized Loss on Investments
Net realized gain on foreign currency transactions.....................................................................................	(13,063)
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency............	(361,553)
Net Realized and Unrealized Loss on Investments....................................................................................	(374,616)

Net Decrease in Net Assets Resulting from Operations.............................................................................	$ 378,107

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Changes in Net Assets (Unaudited)

Period from
September 18, 2017
(inception) to
Increase in Net Assets:	September 30, 2017
From Operations:
Net investment loss	$ (3,491)
Net realized loss on investment securities and foreign currency	(13,063)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(361,553)
Net Decrease in Net Assets Resulting from Operations	(387,107)

Capital Share Transactions:
Shares issued	393,495,912
Net Increase in Net Assets Resulting from Capital Share Transactions	393,495,912
Total Increase in Net Assets	393,117,805

Net Assets:
Beginning of Period *	$ 100,000
End of Period	$ 393,217,805
Net Investment Loss	$ (3,491)

Share Transactions:
Shares sold	15,742,416
Net Increase in Shares of Beneficial Interest Outstanding	15,742,416

* Represents initial seed capital invested by Versus Capital Advisors, LLC

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Cash Flows

Period from September 18, 2017 (Inception) to September 30, 2017 (Unaudited)

Cash Flows Provided by Operating Activities:
Net decrease in net assets resulting from operations.............................................................................. ........ $ (378,107)

Adjustments to Reconcile Net Decrease in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:

Purchases of investment securities........................................................................................................ ............ (103,077,709)...........................................................................................................................................................

Net purchases of short-term investment securities................................................................................. ............ (202,845,592)
Change in net unrealized depreciation on securities and foreign currency.............................................. .................... 361,553
Net realized gain from foreign currency transactions............................................................................. ...................... 13,063
Net amortization/(accretion) of premium/(discount).............................................................................. ........................ 3,555
Increase in dividends and interest receivable......................................................................................... .................. (460,352)
Increase in other assets........................................................................................................................ ......................... (355)
Increase in due to custodian...................................................................................................................................... 786,699
Increase in prepaid expenses................................................................................................................ .................... (23,864)
Increase in Advisor fees payable, net.................................................................................................... ...................... 86,690
Increase in administration fees payable................................................................................................. ........................ 5,128
Increase in audit and tax fees payable................................................................................................... ........................ 3,333
Increase in legal fees payable............................................................................................................... ........................ 3,333
Increase in custodian fees payable................................................................................................................................ 3,967
Increase in directors' fees payable........................................................................................................ ........................ 6,028
Increase in printing fees payable.......................................................................................................... ........................ 2,000
Increase in transfer agent fees payable.................................................................................................. ........................ 3,733
Increase in accrued expenses and other liabilities.................................................................................. ..... 7,833
Net Cash Used in Operating Activities.................................................................................................... (305,499,064)

Effect of exchange rate changes on foreign currency............................................................................. ................... (13,942)

Cash Flows from Financing Activities:
Proceeds from shares sold.................................................................................................................... ...... 385,439,509
Net Cash Provided by Financing Activities......................................................................................... 385,439,509
Net Increase in Cash..................................................................................................................... ................ 79,926,503

Cash and Foreign Currency:
Beginning of the period....................................................................................................................... ...... 100,000
End of the period................................................................................................................................. .. $ 80,026,503

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Financial Highlights (Unaudited)

Period from
September 18, 2017 (Inception) to
September 30, 2017
Net Asset Value, Beginning of Period	$ 25.00
Income from investment operations
Net investment income (a).....................................................................................................	– (b)
Net realized and unrealized loss............................................................................................	(0.03)
Total from investment operations...........................................................................................	(0.03)

Net Asset Value, End of Period	$ 24.97

Total Return Based on Net Asset Value..................................................................................	(0.08%)(c)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)............................................................................................	$ 393,218
Ratios of gross expenses to average net assets............................................................................	1.59%(d)
Ratios of net expenses to average net assets...............................................................................	1.44%(d)
Ratios of net investment income to average net assets................................................................	(0.04%)(d)
Portfolio turnover rate...............................................................................................................	0.00%(c)

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)      Less than $0.005 per share

(c)      Not annualized

(d)      Annualized

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2017

NOTE 1. ORGANIZATION

Versus Capital Real Assets Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets. “Real Returns” are defined as total returns adjusted for the effects of inflation. The Fund attempts to achieve this objective by investing substantially all of its assets in public and private investments in global infrastructure, timberland and agriculture/farmland (“Real Asset Related Investments”). The Fund may also invest in a wholly-owned and controlled subsidiary (the “Subsidiary”) that will make direct co-investments into timberland and agriculture/farmland assets. The Fund will maintain voting control of the Subsidiary. The Subsidiary will be a real estate investment trust (“Sub-REIT”) and the Fund shall report its investment in the Sub-REIT in accordance with generally accepted accounting principles. Accordingly, the Fund’s investment in the Sub-REIT shall be valued utilizing the fair value principles outlined within the Fund’s valuation Policy. For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REIT will be consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Subsidiary level will be aggregated with the Fund’s leverage for purposes ofcomplyingwithSection18of the Investment Company Act.  For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiary. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $450,000,000. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 17, 2017, (the “Effective Date”). The Fund commenced its investment operations on September 18, 2017 (“Inception Date”)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2017

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the six months ended September 30, 2017, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2017	Price	Inputs	Inputs

Common Stocks *...........................................	$ 44,100,489	$ 44,100,489	$ – .	$ – .
Real Estate Investment Trust *........................	7,619,151	7,619,151	– .	– .
Corporate Debt *.............................................	30,575,628	– .	30,575,628	– .
Short-Term Investments*................................	202,639,065	202,639,065	– .	– .
Subtotal..........................................................	$ 284,934,333	$ 254,358,705	$ 30,575,628	$ – .
Private Investment Funds*..............................	$ 105,000,075
Total	$ 389,934,408

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the period ended September 30, 2017.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - Once the Fund's initial distribution has been made, the Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2017

As of and during the period ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year-end based on the tax treatment; temporary differences do not require such reclassification.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year.

As of September 30, 2017, the gross unrealized appreciation and depreciation and net unrealized depreciation on a tax basis were approximately $279,000, ($640,000) and ($361,000), respectively.  The aggregate cost of securities for federal income tax purposes at September 30, 2017, was approximately $390,295,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.15% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $99,000 for the period ended September 30, 2017.

The Adviser entered into an “Expense Limitation and Reimbursement Agreement” for the year through August 17, 2018 which limits the amount of expenses borne by the Fund, excluding: Investment Management fees; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses, and operating expenses of the underlying Institutional Investment Funds, to an amount not to exceed 0.30% per annum of the Fund's net assets. For the period ended September 30, 2017, other expenses reimbursable by the Adviser was approximately $12,000. Pursuant to the Expense Limitation, there has not been, nor will there be, any recoupment of these expenses.

The Adviser will invest in a select group of institutional investment funds exclusively focused on Real Asset Related Investments. The Adviser has retained the services of the following Investment Managers for the Fund: Brookfield Investment Management Inc., Lazard Asset Management LLC and AMP Capital Investors (US) Limited. The Investment Managers will sub-advise a specified portion of the Fund's assets to be invested in domestic and international public and private securities, such as common equities, preferred shares and debt investments associated with real assets (including secured debt and mezzanine financing) (referred to hereafter as the “Real Asset Securities” and together with the Investment Funds as “Real Asset Related Investments”). Fees to investment managers are based on the average net assets of the fund at an annual rate up to 0.60% and are paid by the Adviser from its Investment Management Fee.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee, Investment Committee, Valuation Committee and/or Nominating Committee.  The Chairman of the Audit Committee receives an additional fee per annum.

NOTE 4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2017, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $187,453,000 and $0, respectively.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2017

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. There were no repurchase tenders made during the period ended September 30, 2017.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline. The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

NOTE 6. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund's Prospectus dated August 17, 2017.  The Fund had unfunded commitments to nine restricted securities totaling $370,000,000 as of September 30, 2017.

As of September 30, 2017, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice

BTG Pactual Open Ended Core US Timberland Fund LP	9/28/2017	25,484	$ 25,000	$ 25,000	$ 35,000	6.4%	(c)
RMS Evergreen US Forestland Fund LP	9/28/2017	80,000	80,000	80,000	– .	20.3%	(d)
Total			$ 105,000	$ 105,000	$ 35,000	26.7%

(a)  The investment funds are closed-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland.  The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)  Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)  Shares are subject to an initial lockup period of 2 years from date of acquisition ending 9/28/2019.

(d)  Shares are subject to an initial lockup period of 3 years from date of acquisition ending 9/28/2020.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2017

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period.  Copies of the Fund’s Forms N-Q will be available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.  You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Identification of Portfolio Manager(s) or Management Team Members and Description of            Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets (in 1,000,000)	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Casey Frazier	Registered Investment Companies:	1	$1,855	0	N/A
Casey Frazier	Other Pooled Investment Vehicles:	6	$2	0	N/A
	Other Accounts:	0	N/A	0	N/A

Potential Conflicts of Interests

The Adviser, the asset managers managing Institutional Investment Funds, the Securities Sub-Advisers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, Institutional Investment Funds and individual accounts (collectively, “Institutional Clients”), as well as to the Fund.  The Fund has no interest in the activities of the other Institutional Clients.  In addition, the Adviser, the institutional asset managers managing Institutional Investment Funds, the Securities Sub-Advisers, and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.  However, there are no affiliations or arrangements between the Institutional Clients, the Institutional Investment Funds, the managers of such funds and the Securities Sub-Advisers.

 (a)(3)   Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)    Disclosure of Securities Ownership

None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Versus Capital Real Assets Fund LLC

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    11/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    11/27/2017

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    11/27/2017

* Print the name and title of each signing officer under his or her signature.